Other income (Tables)	12 Months Ended
Dec. 31, 2017
Other income
Schedule of other income

	Year ended December 31,
	2017		2016		2015
Gain on sale of equipment	Ps.	(1,340)	Ps.	(22,250)	Ps.	(140)
Insurance recovery		(40)		—		(6,790)
	Ps.	(1,380)	Ps.	(22,250)	Ps.	(6,930)